Property, Plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Schedule of property, plant and equipment

		Plant,
	Land and	machinery	Dunnage
	buildings	and other	and other	Total
	$’m	$’m	$’m	$’m
Cost
At January 1, 2022	439	1,990	138	2,567
Additions	266	506	52	824
Disposals	(17)	(30)	(2)	(49)
Exchange	(15)	(56)	(5)	(76)
At December 31, 2022	673	2,410	183	3,266
Depreciation
At January 1, 2022	(148)	(512)	(65)	(725)
Charge for the year	(57)	(139)	(25)	(221)
Disposals	14	28	2	44
Exchange	6	16	4	26
At December 31, 2022	(185)	(607)	(84)	(876)
Net book value
At December 31, 2022	488	1,803	99	2,390
Cost
At January 1, 2023	673	2,410	183	3,266
Additions	175	292	26	493
Acquisition	—	4	—	4
Impairment	—	(18)	—	(18)
Disposals	(16)	(38)	(3)	(57)
Exchange	10	45	4	59
At December 31, 2023	842	2,695	210	3,747
Depreciation
At January 1, 2023	(185)	(607)	(84)	(876)
Charge for the year	(71)	(174)	(30)	(275)
Disposals	12	36	3	51
Exchange	(3)	(14)	(2)	(19)
At December 31, 2023	(247)	(759)	(113)	(1,119)
Net book value
At December 31, 2023	595	1,936	97	2,628

Schedule of right-of use assets

		Plant,	Dunnage
	Land and	machinery	and
	buildings	and other	other	Total
Net book value At December 31,	$’m	$’m	$’m	$’m
2023	153	223	36	412
2022	126	164	37	327